Premises and Equipment - Summary of Premises and Equipment (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 7,424
Ending balance	7,214	$ 7,424
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	145
Ending balance	141	145
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	644
Ending balance	634	644
Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	542
Ending balance	529	542
Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	346
Ending balance	311	346
Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,165
Ending balance	1,189	1,165
Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	170
Ending balance	120	170
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	145	152
Additions		1
Disposals	(10)	(2)
Foreign exchange translation	7	(6)
Other	(1)
Ending balance	141	145
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,308	1,310
Transfers from work in process	15	13
Disposals	(83)	(24)
Foreign exchange translation	24	(20)
Other	(3)	29
Ending balance	1,261	1,308
Gross carrying amount [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,126	1,150
Additions	24	28
Acquisitions through business combination	4
Transfers from work in process	195	180
Disposals	(195)	(286)
Foreign exchange translation	17	(27)
Other	(2)	81
Ending balance	1,169	1,126
Gross carrying amount [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	773	886
Additions	3	6
Acquisitions through business combination	1
Transfers from work in process	49	47
Disposals	(5)	(65)
Foreign exchange translation	15	(16)
Other		(85)
Ending balance	836	773
Gross carrying amount [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,754	2,675
Additions	28	94
Acquisitions through business combination	6
Transfers from work in process	206	170
Disposals	(205)	(106)
Foreign exchange translation	67	(62)
Other	(11)	(17)
Ending balance	2,845	2,754
Gross carrying amount [member] | Work In Progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	170	203
Additions	397	388
Acquisitions through business combination	1
Transfers from work in process	(465)	(410)
Disposals	(1)	(1)
Foreign exchange translation	6	(5)
Other	12	(5)
Ending balance	120	170
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(664)	(648)
Depreciation	48	49
Disposals	80	12
Foreign exchange translation	11	(9)
Other	(16)	(12)
Ending balance	(627)	(664)
Accumulated depreciation and amortisation [member] | Computer equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(584)	(580)
Depreciation	234	245
Disposals	192	284
Foreign exchange translation	12	(16)
Other	2	59
Ending balance	(640)	(584)
Accumulated depreciation and amortisation [member] | Furniture Fixtures and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(427)	(467)
Depreciation	94	94
Disposals	4	64
Foreign exchange translation	6	(7)
Other	2	(63)
Ending balance	(525)	(427)
Accumulated depreciation and amortisation [member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,589)	(1,480)
Depreciation	233	222
Disposals	204	92
Foreign exchange translation	38	(31)
Other		10
Ending balance	(1,656)	(1,589)
Right-of-use lease assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,424
Ending balance	7,214	7,424
Right-of-use lease assets [Member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,261
Ending balance	4,105	4,261
Right-of-use lease assets [Member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	151
Ending balance	185	151
Right-of-use lease assets [Member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	11,978	11,801
Additions	860	1,005
Acquisitions through business combination	67
Disposals	(798)	(589)
Foreign exchange translation	193	(302)
Other	119	63
Ending balance	12,419	11,978
Right-of-use lease assets [Member] | Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,394	5,171
Additions	270	379
Acquisitions through business combination	55
Disposals	(153)	(49)
Foreign exchange translation	58	(167)
Other	124	60
Ending balance	5,748	5,394
Right-of-use lease assets [Member] | Gross carrying amount [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	308	254
Additions	138	109
Disposals	(146)	(56)
Foreign exchange translation	(1)	1
Ending balance	299	308
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(4,554)	(3,867)
Depreciation	1,265	1,276
Disposals	732	497
Foreign exchange translation	68	(86)
Other	50	(6)
Ending balance	(5,205)	(4,554)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,133)	(584)
Depreciation	569	578
Disposals	106	5
Foreign exchange translation	2	(24)
Other	45
Ending balance	(1,643)	(1,133)
Right-of-use lease assets [Member] | Accumulated depreciation and amortisation [member] | Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(157)	(108)
Depreciation	87	88
Disposals	146	40
Foreign exchange translation	(1)	1
Other	17
Ending balance	$ (114)	$ (157)